Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				6 Months Ended	8 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	6 Months Ended				9 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Jun. 30, 2014 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Jun. 30, 2014 Partnerships Omnibus Incentive Compensation Plan Non Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Jun. 30, 2014 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Jun. 30, 2013 Employee equity compensation	Dec. 31, 2013 Employee equity compensation	Dec. 31, 2012 Employee equity compensation	Aug. 25, 2010 Employee equity compensation	Jun. 30, 2013 Non-Employee equity compensation	Dec. 31, 2013 Non-Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation
Units / Shares authorized			800,000	500,000					400,000
Units granted						448,000		347,200	399,400
Number of annual installments					3					3
Vesting date of remaining awards							2013-08-31			2013-08-31
Shares exchange ratio											1.56
Unvested shares												205,000	194,400			0	338,135			0	650,464
Number of units converted												319,800	303,264
Vested shares														20,000		338,135				650,464
Number of units vested and converted														31,200
Share based compensation	$ 0	$ 2,739													$ 907				$ 1,832
Total unrecognized compensation cost															309
Grant date unit price																		$ 8.08
Total unrecognized compensation cost																			$ 753
Reporting date unit price																			$ 9.28